Summary of Significant Accounting Policies (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended							3 Months Ended								9 Months Ended		12 Months Ended			15 Months Ended
	Apr. 08, 2015	Jun. 02, 2014 USD ($)	Mar. 10, 2014 USD ($) $ / shares shares	Mar. 31, 2014 USD ($)	Nov. 30, 2012 USD ($)	Feb. 27, 2012 USD ($) $ / shares shares	Jan. 24, 2012	Dec. 31, 2011 USD ($)	Dec. 16, 2008 USD ($)	Dec. 20, 2007 USD ($)	Aug. 31, 2014 USD ($)	May. 31, 2014 USD ($)	Feb. 28, 2014 USD ($)	Nov. 30, 2013 USD ($)	Aug. 31, 2013 USD ($)	May. 31, 2013 USD ($)	Feb. 28, 2013 USD ($)	Nov. 30, 2012 USD ($)	May. 31, 2015 USD ($)	May. 31, 2014 USD ($)	Aug. 31, 2014 USD ($) positions	Aug. 31, 2013 USD ($)	Aug. 31, 2012 USD ($)	Nov. 30, 2012 USD ($)
Accounting Policies [Line Items]
Reverse stock split ratio	0.125						0.3333
Share issued in initial public offering | shares						718,750
Shares issued at public offering, shares | shares			2,875,000
Underwriters exercise of public offering over-allotment, shares | shares			375,000			93,750
IPO price, per share | $ / shares						$ 104
Shares issued at public offering, price per share | $ / shares			$ 8.00
Proceeds from issuance shares under initial public offering						$ 65,158																	$ 65,158
Proceeds from public offering			$ 20,800
Conversion of preferred stock warrants to purchase common stock | shares						2,563
Net loss											$ (6,164)	$ (7,727)	$ (7,225)	$ (8,205)	$ (7,331)	$ (9,323)	$ (8,966)	$ (6,894)	$ (19,982)	$ (23,157)	$ (29,321)	$ (32,511)	(29,410)
Accumulated deficit											(303,905)				(274,584)				(323,887)		$ (303,905)	(274,584)
Workforce reduction, number of positions impacted | positions																					16
Workforce reduction, one-time severance expense																					$ 900
Workforce reduction, total charges incurred																					1,600
Workforce reduction, continuation of salary and benefits																					400
Workforce reduction, other costs																					300
Cash equivalents											3,423				$ 8,881						$ 3,423	$ 8,881
Other expenses				$ 464																			$ 84
Carrying amount of assets held for sale				1,152
Assets held for sale, net				$ 688
Proceeds from sale of facility and equipment		$ 688																	25	118	$ 810
Collaborative research and government grants																			$ 1,568	$ 1,835	2,258	$ 4,781	$ 4,939
Convertible Subordinated Note [Member]
Accounting Policies [Line Items]
Conversion of Convertible Securities, shares | shares						137,321
Convertible Preferred Stock [Member]
Accounting Policies [Line Items]
Conversion of Convertible Securities, shares | shares						1,919,152
Development and License Agreement [Member]
Accounting Policies [Line Items]
Gain on termination					$ 550
Collaborative research and government grants																						758	933
Proceeds from license fee and milestone payments								$ 7,500		$ 7,500
License agreement term								6 years		5 years
Several Agreements [Member]
Accounting Policies [Line Items]
Collaborative research and government grants																					1,575	2,355	2,416
Grants receivable											$ 1,682										1,682
Software License and Collaboration Agreement [Member]
Accounting Policies [Line Items]
Collaborative research and government grants																					278	$ 1,180	750
Expected receivables from collaborative agreement									$ 1,500
Receivables from agreement payment term									4 years 6 months
Research and Development Expense [Member]
Accounting Policies [Line Items]
Workforce reduction, total charges incurred																					1,000
Cost of Sales [Member]
Accounting Policies [Line Items]
Workforce reduction, total charges incurred																					500
General and Administrative Expense [Member]
Accounting Policies [Line Items]
Workforce reduction, total charges incurred																					$ 100
Ceres Sementes do Brasil Ltda [Member]
Accounting Policies [Line Items]
Percentage of ownership																			99.90%		99.90%
CS Semillas de Mexico, S.de L. de C.V. [Member]
Accounting Policies [Line Items]
Percentage of ownership																			99.90%		99.90%
Buildings [Member]
Accounting Policies [Line Items]
Property repair cost																								$ 150
Impairment of long lived assets																							1,026
Proceeds from insurance to cover repair costs																							$ 1,000